Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate%	21.00%	21.00%
State rate, net of federal benefit%	7.50%	4.10%
Change in valuation allowance%	(28.00%)	(30.00%)
Tax credits generated%	3.30%	5.90%
Stock-based compensation%	(2.60%)	(2.10%)
Warrant revaluation%	1.50%	1.40%
Permanent differences%	(2.50%)	(0.20%)
Other Items	(0.30%)	0.00%
Effective tax rate%	(0.10%)	0.10%